Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customer
Sales of goods			$ 3
Licensing and royalties	$ 3,424
Revenue from contracts with customer	89,792	$ 75,676	57,264
Licensing of intellectual property
Revenue from contracts with customer
License and collaboration revenue	4,905	5,625	4,523
JSC service
Revenue from contracts with customer
License and collaboration revenue	$ 81,463	$ 70,051	$ 52,738